Convertible Redeemable Preferred Shares (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Issuance of Series E Preferred Shares		$ 9,000
Convertible Redeemable Preferred Shares [Member]
Balance at beginning of the year		68,862
Issuance of Series E Preferred Shares		6,300
Beneficiary conversion feature of Series E Preferred Shares		(3,258)
Change in redemption value		6,956
Conversion to ordinary shares		(78,860)
Balance at end of the year			$ 68,862